Exceptional items (Tables)	12 Months Ended
Jun. 30, 2019
Exceptional items
Schedule of exceptional items

	2019	2018	2017
	£’000	£’000	£’000
Compensation paid for loss of office	(19,599)	—	—
Football League pension scheme deficit (note 26)	—	(1,917)	—
Impairment reversal—registrations (note 15)	—	—	4,753
	(19,599)	(1,917)	4,753